Income Taxes - Components of Income Tax Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax:
Current income tax expenses	¥ (11,291)	¥ (8,818)	¥ (10,162)
Deferred tax:
Changes related to origination and reversal of temporary differences	1,775	(1,107)	1,949
Changes in the tax rate	(6)	3	(691)
Income tax expenses	¥ (9,522)	¥ (9,922)	¥ (8,904)